Revenue Recognition	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition

4.  Revenue Recognition

Disaggregated Revenue

ASC 606 requires that we disaggregate revenue from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The following tables summarize our disaggregated revenue with unaffiliated customers by product type and segment for the year ended December 31, 2024, 2023 and 2022. Net sales are attributed to segments based on the location of production.

	Year ended December 31, 2024
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$2,271	$1,468	$117	$3,856
Packaging	7,630	8,088	1,535	17,253
Total	$9,901	$9,556	$1,652	$21,109

	Year ended December 31, 2023
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$106	$1,380	$53	$1,539
Packaging	1,517	7,804	1,233	10,554
Total	$1,623	$9,184	$1,286	$12,093

	Year ended December 31, 2022
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$163	$1,925	$106	$2,194
Packaging	1,556	8,507	1,252	11,315
Total	$1,719	$10,432	$1,358	$13,509

Packaging revenue is derived mainly from the sale of corrugated and consumer packaging products. The remainder of packaging revenue is composed of bag-in-box, packaging solutions and other paper-based packaging products.

4. Revenue Recognition (Continued)

Revenue Contract Balances

In connection with the Combination, the Company acquired contract assets and assumed contract liabilities. These contract assets relate to the manufacture of certain products that have no alternative use to us, with right to payment for performance completed to date on these products, including a reasonable profit. Contract assets are reduced when the customer takes title to the goods and assumes the risks and rewards for the goods. Contract liabilities represent obligations to transfer goods or services to a customer for which we have received consideration and are reduced once control of the goods is transferred to the customer.

Contract assets and contract liabilities are reported within “Other current assets” and “Other current liabilities”, respectively, on the Consolidated Balance Sheets.

	Contract	Contract
	Assets	Liabilities
	(Short-Term)	(Short-Term)
Recorded on the Combination	$220	$10
Decrease	(23)	(5)
Ending balance - December 31, 2024	$197	$5